Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) vote	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vote shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) vote	Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase in deferred revenue			$ 9,634	$ 3,825	$ 6,914	$ 7,646
Revenue recognized that was included in deferred revenue at the beginning of each period	$ 18,504	$ 11,672	$ 22,874	17,343	$ 19,218	11,525
Amortization period of deferred contract costs	24 months		24 months		24 months
Restricted cash	$ 176	88	$ 176	88	$ 88	88
Money market funds	21,727		21,727		29,369	31,060
Foreign currency exchange loss	$ (57)	$ (26)	$ (66)	$ (296)	$ (672)	(733)
Allocable basis to compute net income (loss) per share | shares			1
Common Class A
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Number of votes per share of stock held | vote	1		1		1
Number of shares issued in conversion (in shares) | shares			1
Common Class B
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Number of votes per share of stock held | vote	10		10
Number of shares issued in conversion (in shares) | shares			1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price						$ 1,437
Remaining performance obligation, expected timing of satisfaction						12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price					$ 1,280
Remaining performance obligation, expected timing of satisfaction					12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price	$ 1,081		$ 1,081
Remaining performance obligation, expected timing of satisfaction	12 months		12 months